Administrative Expenses	12 Months Ended
Dec. 31, 2017
Administrative Expenses [Abstract]
Administrative Expenses

15. Administrative Expenses

The amount shown in the consolidated statements of comprehensive loss is analysed as follows:

For the year ended December 31,
	2017	2016	2015
Personnel expenses	628	1,040	981
Audit fees	101	111	112
Travelling expenses	3	4	9
Consulting fees	54	28	90
Communication	11	19	15
Stationery	2	2	2
Greek authorities tax (note 20)	116	264	256
Other	309	626	286
Total	1,224	2,094	1,751